Notes Payable - Schedule of Principal Maturities of Notes Payable (Details) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
2018 (9 months)	$ 2,886,675
2020	451,112
2021	104,435
2022	80,986
Thereafter	43,935
Total	$ 3,634,997
IMAC Regeneration Center of St. Louis, LLC [Member]
2018 (9 months)		$ 39,392	$ 52,236
2019		54,587	54,587
2020		57,047	57,047
2021		32,143	32,143
2022		13,615	13,615
Thereafter		54,760	54,760
Total		$ 251,544	$ 264,388